Basis of Presentation and Summary of Significant Accounting Policies (Tables)	4 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Summary of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2026		Period From February 19, 2026 (Inception) to June 30, 2026
	Class A Subject to Redemption	Class A and B Non-Redeemable	Class A Subject to Redemption	Class A and B Non-Redeemable
Basic net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$37,841	$16,209	$(7,093)	$(4,106)

Denominator:
Weighted-average ordinary shares outstanding	3,379,121	1,447,430	2,329,545	1,348,785

Basic net income (loss) per ordinary share	$0.01	$0.01	$(0.00)	$(0.00)

Summary of possible redemption reflected in the balance sheet	As of June 30, 2026, the Public Shares, being Class A ordinary shares, subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$75,000,000
Public Shares issuance costs	(3,762,251)
Remeasurement of carrying value to redemption value	4,000,719

Class A ordinary shares subject to possible redemption, June 30, 2026	$75,238,468